Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Share capital	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Treasury shares
Beginning Balance at Dec. 31, 2013	$ 20,989	$ 54	$ 30,196	$ (927)	$ (6,047)	$ (2,287)
Beginning Balance, Shares at Dec. 31, 2013		18,885
Comprehensive income	5,470	$ 0	0	(13)	5,483	0
Dividend paid (Note 7c)	(4,544)	0	(4,544)	0	0	0
Employees share based compensation expenses	72	0	72	0	0	0
Exercise of options issued to employees from treasury shares	424	$ 0	0	0	0	424
Exercise of options issued to employees from treasury shares, Shares		225
Ending Balance at Dec. 31, 2014	22,411	$ 54	25,724	(940)	(564)	(1,863)
Ending Balance, Shares at Dec. 31, 2014		19,110
Comprehensive income	4,886	$ 0	0	(132)	5,018	0
Dividend paid (Note 7c)	(5,758)	0	0	0	(5,758)	0
Employees share based compensation expenses	138	0	138	0	0	0
Exercise of options issued to employees from treasury shares	171	$ 0	0	0	0	171
Exercise of options issued to employees from treasury shares, Shares		92
Ending Balance at Dec. 31, 2015	21,848	$ 54	25,862	(1,072)	(1,304)	(1,692)
Ending Balance, Shares at Dec. 31, 2015		19,202
Comprehensive income	4,408	$ 0	0	205	4,203	0
Dividend paid (Note 7c)	(5,192)	0	0	0	(5,192)	0
Employees share based compensation expenses	136	0	136	0	0	0
Exercise of options issued to employees from treasury shares	85	$ 0		0	0	85
Exercise of options issued to employees from treasury shares, Shares		59
Ending Balance at Dec. 31, 2016	$ 21,285	$ 54	$ 25,998	$ (867)	$ (2,293)	$ (1,607)
Ending Balance, Shares at Dec. 31, 2016		19,261